Retirement Benefit Schemes - Schedule of Net Liabilities of Funded Pension Schemes by Territory (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	£ (13,025)	£ (7,630)
Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(11,868)	(7,155)
Assets	12,350	7,278
Surplus (deficit) in plan	482	123
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(12,077)	(7,510)
Pension Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(11,542)	(7,139)
Assets	12,157	7,264
Surplus (deficit) in plan	615	125
Pension Schemes | US
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(5,022)
Assets	4,640
Surplus (deficit) in plan	(382)
Pension Schemes | United Kingdom
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(3,133)	(3,529)
Assets	4,119	3,853
Surplus (deficit) in plan	986	324
Pension Schemes | Germany
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(998)	(1,020)
Assets	945	872
Surplus (deficit) in plan	(53)	(148)
Pension Schemes | Canada
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(782)	(796)
Assets	779	806
Surplus (deficit) in plan	(3)	10
Pension Schemes | Netherlands
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(769)	(737)
Assets	819	777
Surplus (deficit) in plan	50	40
Pension Schemes | Switzerland
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(330)	(370)
Assets	285	293
Surplus (deficit) in plan	(45)	(77)
Pension Schemes | Rest of Group
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Liabilities	(508)	(687)
Assets	570	663
Surplus (deficit) in plan	£ 62	£ (24)